Inventories, Net - Schedule of Components of Inventories (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Components of Inventories [Abstract]
Raw materials	$ 1,175,371	$ 767,064
Work in progress	86,636	239,209
Finished goods	670,312	1,163,898
Goods in transit	708
Total inventories, gross	1,933,027	2,170,171
Inventories impairment	(350,405)	(631,355)	$ (1,263,735)	$ (732,897)
Total inventories, net	$ 1,582,622	$ 1,538,816